Report of directors financial review risk report - Stage 2 days past due analysis (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 78,881	£ 82,666
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 15,803	£ 14,521
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.10%	0.20%
Financial assets at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 487,895	£ 460,163
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (729)	£ (925)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.80%	1.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 79,551	£ 83,524
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (670)	£ (858)
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 15,806	£ 14,524
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (3)	£ (3)
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 244,062	£ 237,475
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (6)	£ (6)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.50%	1.30%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 8,082	£ 10,553
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (120)	£ (133)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.00%	1.90%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.20%	3.70%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.60%	2.10%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 5,051	£ 5,546
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45	81
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38	48
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(103)	(107)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(3)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.90%	1.50%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 53	£ 67
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/ nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/ nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(1)
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 48	£ 59
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/ nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/ nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | Non-credit impaired | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – personal | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.80%	0.60%
Financial assets at amortised cost | – personal | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 14,462	£ 19,947
Financial assets at amortised cost | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (113)	£ (112)
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.80%	2.00%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.30%	4.10%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	9.10%	5.30%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 766	£ 955
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43	74
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	19
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(19)
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(3)
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.80%	2.00%
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 766	£ 955
Financial assets at amortised cost | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (14)	£ (19)
Financial assets at amortised cost | – corporate and commercial | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.10%	1.20%
Financial assets at amortised cost | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 46,846	£ 47,427
Financial assets at amortised cost | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (518)	£ (592)
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.30%	1.90%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 3,703	£ 4,375
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	6
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	28
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)	(85)
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.30%	1.90%
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 3,703	£ 4,375
Financial assets at amortised cost | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (84)	£ (85)
Financial assets at amortised cost | – non-bank financial institutions | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.20%	1.00%
Financial assets at amortised cost | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 18,243	£ 16,150
Financial assets at amortised cost | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (39)	£ (154)
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.90%	1.40%
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 582	£ 216
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Gross carrying/ nominal amount | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	1
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	(3)
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL | 30 and > DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.90%	1.40%
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 582	£ 216
Financial assets at amortised cost | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ (5)	£ (3)